Pensions and other post-employment benefits - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Discount rate (as a percent)	4.70%	2.20%
Discount rate for determining present values
Sensitivity analysis
Discount rate (as a percent)	4.70%	2.20%
Increase in assumption (as a percent)	1.00%
Increase in assumption	€ 1,319
Decrease in assumption	€ (1,541)
Pension growth rate
Sensitivity analysis
Discount rate (as a percent)	2.20%	0.40%
Increase in assumption (as a percent)	1.00%
Increase in assumption	€ (261)
Decrease in assumption	€ 218
Inflation rate
Sensitivity analysis
Discount rate (as a percent)	2.10%	1.80%
Increase in assumption (as a percent)	1.00%
Increase in assumption	€ (235)
Decrease in assumption	206
Life expectancy
Sensitivity analysis
Increase in assumption	(758)
Decrease in assumption	€ 705
Change in life expectancy actuarial assumption	1 year
Life expectancy | Minimum
Sensitivity analysis
Life expectancy	87 years	87 years
Life expectancy | Maximum
Sensitivity analysis
Life expectancy	89 years	88 years